Share Capital - Schedule of Measurement of the Option Fair Values at Grant Date (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Risk free interest rate	0.56%	171.50%
Expected life of options in years	5 years	5 years
Expected volatility	74.81%	77.63%
Expected dividend yield	0.00%	0.00%
Estimated forfeiture rate	4.76%	5.40%
Canadian Dollars [Member]
Statement Line Items [Line Items]
Fair value at grant date	$ 1.64	$ 2.90
Share price at grant date	3.34	4.65
Exercise price	$ 3.34	$ 4.65